EMPLOYEE DEFINED CONTRIBUTION PLAN - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Employee benefit expense	¥ 360,761	¥ 372,257	¥ 176,965